                         THE DIRECTOR M EDGE (SERIES I)

                             SEPARATE ACCOUNT THREE
                        HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-119415

   SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED AUGUST 14, 2006

             SUPPLEMENT DATED SEPTEMBER 1, 2006 TO YOUR PROSPECTUS

HARTFORD HIGH YIELD HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted and replaced with the following:

(*) HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.67% and the total annual operating expenses are 0.72%.

EFFECTIVE NOVEMBER 1, 2006, THE FOLLOWING CHANGES ARE MADE TO YOUR PROSPECTUS:

HARTFORD FOCUS HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted.

THE MINIMUM TOTAL ANNUAL FUND OPERATING EXPENSE REFLECTED IN THE TABLE IMMEDIATELY PRECEDING THE ANNUAL FUND OPERATING EXPENSES TABLE IN YOUR PROSPECTUS IS DELETED AND REPLACED WITH 0.32%.

HARTFORD INDEX HLS FUND: The information for this Fund in the Annual Fund Operating Expenses table and its corresponding footnote are deleted and replaced with the following information:

                                                     12B-1                             TOTAL                            TOTAL NET
                                                  DISTRIBUTION                        ANNUAL       CONTRACTUAL FEE       ANNUAL
                                                     AND/OR                            FUND           WAIVERS OR          FUND
                                 MANAGEMENT        SERVICING          OTHER          OPERATING         EXPENSE          OPERATING
FUND                                FEES              FEES          EXPENSES         EXPENSES       REIMBURSEMENTS      EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund --        0.30%(i)            N/A             0.02%            0.32%            N/A               0.32%
 Class IA

(i) Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this Fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EFFECTIVE JANUARY 1, 2007, THE FOLLOWING CHANGES ARE MADE TO YOUR PROSPECTUS:

HARTFORD EQUITY INCOME HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted.

HARTFORD MONEY MARKET HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted and replaced with the following:

(ii) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.44%.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6008